Subsequent events (Details Narrative) - Subsequent Event [Member] - Dividend Declared [Member]	7 Months Ended
Aug. 05, 2024 $ / shares
Dividends Payable, Amount Per Share	$ 0.45
Dividends Payable, Date to be Paid	Sep. 04, 2024
Dividends Payable, Date of Record	Aug. 23, 2024